NET LOSS PER SHARE - Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss)/Income Per Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares issuable upon exercise of share options, restricted shares and RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	483,333	14,307,733	7,390,487